UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06395

Dreyfus New York Municipal Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/15

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York Municipal Cash Management
October 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.6%	Rate (%)	Date	Amount ($)		Value ($)
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital Project) (LOC; Bank
of America)	0.03	11/7/15	1,900,000	a	1,900,000
Albany Industrial Development
Agency, Civic Facility Revenue
(The College of Saint Rose
Project) (LOC; Wells Fargo
Bank)	0.01	11/7/15	7,100,000	a	7,100,000
Battery Park City Authority,
Senior Revenue	3.00	11/1/15	4,275,000		4,275,327
Build New York City Resource
Corporation, Revenue
(Federation of Protestant
Welfare Agencies, Inc.
Project) (LOC; TD Bank)	0.05	11/7/15	1,200,000	a	1,200,000
Clarkstown Central School District,
GO Notes, TAN	1.25	11/5/15	10,000,000		10,001,284
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Anderson
Foundation for Autism, Inc.
Project) (LOC; M&T Trust)	0.06	11/7/15	4,985,000	a	4,985,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Anderson
Foundation for Autism, Inc.
Project) (LOC; M&T Trust)	0.06	11/7/15	2,900,000	a	2,900,000
East Aurora Union Free School
District, GO Notes, BAN	1.00	6/16/16	4,600,000		4,608,821

Eastchester Union Free School
District, GO Notes, TAN	1.00	2/25/16	10,000,000		10,023,626
Franklin County Industrial
Development Agency, Civic
Facility Revenue (Paul Smith's
College Project) (LOC; U.S.
Bank NA)	0.09	11/7/15	535,000	a	535,000
Franklin County Industrial
Development Agency, Civic
Facility Revenue (Trudeau
Institute, Inc. Project) (LOC;
HSBC Bank USA)	0.15	11/7/15	995,000	a	995,000
Islip,
GO Notes, BAN (Various
Purposes)	0.50	12/18/15	13,540,000		13,547,521
Ithaca,
GO Notes, BAN	1.00	2/19/16	16,388,228		16,415,223
Metropolitan Transportation
Authority, Dedicated Tax Fund,
BAN	0.75	6/1/16	2,000,000		2,006,034
Metropolitan Transportation
Authority, Transportation
Revenue (LOC; Citibank NA)	0.01	11/7/15	2,400,000	a	2,400,000
Metropolitan Transportation
Authority, Transportation
Revenue, BAN	0.50	3/1/16	5,000,000		5,003,872
Metropolitan Transportation
Authority, Transportation
Revenue, BAN	0.50	3/1/16	3,000,000		3,002,206
Metropolitan Transportation
Authority, Transportation
Revenue, BAN	1.00	3/1/16	5,000,000		5,010,866
Middletown,
GO Notes, BAN	1.00	2/19/16	5,000,339		5,011,216
Nassau County Industrial
Development Agency, Civic
Facility Improvement Revenue,

Refunding (Cold Spring Harbor
Laboratory Project) (Liquidity
Facility; TD Bank)	0.01	11/2/15	2,300,000		2,300,000
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue (Liquidity Facility;
JPMorgan Chase Bank)	0.01	11/7/15	2,000,000	a	2,000,000
New York City,
GO Notes	3.00	8/1/16	3,600,000		3,673,938
New York City,
GO Notes (LOC; Bank of
Tokyo-Mitsubishi UFJ, Ltd.)	0.01	11/7/15	15,000,000	a	15,000,000
New York City,
GO Notes (LOC; Sumitomo Mitsui
Banking Corp.)	0.01	11/7/15	11,000,000	a	11,000,000
New York City,
GO Notes (LOC; TD Bank)	0.01	11/2/15	1,000,000	a	1,000,000
New York City Capital Resource
Corporation, Recovery Zone
Facility Revenue (WytheHotel
Project) (LOC; M&T Trust)	0.05	11/7/15	3,800,000	a	3,800,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program -
Cobble Hill Health Center,
Inc. Project) (LOC; Bank of
America)	0.08	11/7/15	750,000	a	750,000
New York City Housing Development
Corporation, MFHR (456
Washington Street) (Liquidity
Facility; TD Bank)	0.02	11/7/15	7,100,000	a	7,100,000
New York City Housing Development
Corporation, MFHR (Sustainable
Neighborhood Bonds) (Liquidity
Facility; Wells Fargo Bank)	0.02	11/7/15	1,500,000	a	1,500,000
New York City Industrial
Development Agency, Civic

Facility Revenue (Brooklyn
United Methodist Church Home
Project) (LOC; TD Bank)	0.02	11/7/15	365,000	a	365,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Children's
Oncology Society of New York,
Inc. Project) (LOC; JPMorgan
Chase Bank)	0.01	11/7/15	3,100,000	a	3,100,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Jewish
Community Center on the Upper
West Side, Inc. Project) (LOC;
M&T Trust)	0.06	11/7/15	4,350,000	a	4,350,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Sephardic
Community Youth Center, Inc.
Project) (LOC; M&T Trust)	0.06	11/7/15	7,200,000	a	7,200,000
New York City Industrial
Development Agency, Civic
Facility Revenue
(Spence-Chapin, Services to
Families and Children Project)
(LOC; TD Bank)	0.05	11/7/15	8,330,000	a	8,330,000
New York City Industrial
Development Agency, Civic
Facility Revenue (The
Allen-Stevenson School
Project) (LOC; JPMorgan Chase
Bank)	0.04	11/7/15	3,865,000	a	3,865,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Village
Community School Project)
(LOC; TD Bank)	0.11	11/7/15	2,825,000	a	2,825,000

New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Citibank
NA)	0.01	11/2/15	7,555,000	a	7,555,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Mizuho
Bank, Ltd.)	0.01	11/2/15	1,000,000	a	1,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Wells
Fargo Bank)	0.01	11/7/15	1,600,000	a	1,600,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Bank of America)	0.01	11/2/15	8,000,000	a	8,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; California State
Teachers Retirement System)	0.01	11/2/15	1,500,000	a	1,500,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.02	11/2/15	29,000,000	a	29,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; PNC Bank NA)	0.01	11/2/15	2,000,000	a	2,000,000

New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Sumitomo Mitsui
Banking Corp.)	0.01	11/7/15	3,500,000	a	3,500,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Wells Fargo Bank)	0.01	11/2/15	3,000,000	a	3,000,000
New York City Transitional Finance
Authority, Building Aid
Revenue (Citigroup ROCS,
Series RR II R-14076)
(Liquidity Facility; Citibank
NA)	0.02	11/7/15	6,250,000	a,b,c	6,250,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
JPMorgan Chase Bank)	0.01	11/7/15	14,900,000	a	14,900,000
New York City Transitional Finance
Authority, Future Tax Secured
Senior Revenue, Refunding
(Liquidity Facility; TD Bank)	0.01	11/2/15	1,600,000	a	1,600,000
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	4.00	11/1/15	305,000		305,031
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/15	385,000		385,049
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue (SBPA;
Bank of America)	0.01	11/2/15	9,325,000	a	9,325,000
New York City Transitional Finance
Authority, Future Tax Secured

Subordinate Revenue (SBPA;
Royal Bank of Canada)	0.01	11/2/15	1,000,000	a	1,000,000
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue, Refunding	5.00	11/1/15	2,295,000		2,295,299
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Royal Bank of Canada)	0.01	11/2/15	1,300,000	a	1,300,000
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue,
Refunding (Liquidity Facility;
Bank of America)	0.01	11/7/15	14,000,000	a	14,000,000
New York State Dormitory Authority,
Municipal Health Facilities
Improvement Program Lease
Revenue (New York City Issue)	5.00	1/15/16	1,790,000		1,807,531
New York State Dormitory
Authority, Revenue (Blythedale
Children's Hospital) (LOC; TD
Bank)	0.02	11/7/15	6,850,000	a	6,850,000
New York State Dormitory
Authority, Revenue (Catholic
Health System Obligated Group)
(LOC; HSBC Bank USA)	0.02	11/7/15	5,985,000	a	5,985,000
New York State Dormitory
Authority, Revenue (Highland
Community Development
Corporation) (LOC; HSBC Bank
USA)	0.03	11/7/15	1,200,000	a	1,200,000
New York State Dormitory
Authority, Revenue (Le Moyne
College) (LOC; TD Bank)	0.01	11/7/15	1,485,000	a	1,485,000
New York State Dormitory
Authority, Revenue (The
Rockefeller University)

(Liquidity Facility; JPMorgan
Chase Bank)	0.01	11/7/15	2,000,000	a	2,000,000
New York State Dormitory
Authority, Revenue, CP
(Columbia University)	0.05	11/4/15	8,000,000		8,000,000
New York State Dormitory Authority,
State Personal Income Tax
Revenue (Education)	5.00	3/15/16	150,000		152,627
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/16	1,350,000		1,374,157
New York State Dormitory
Authority, State Sales Tax
Revenue	5.00	3/15/16	1,000,000		1,017,777
New York State Environmental
Facilities Corporation, State
Revolving Funds Revenue
(Master Financing Program)	2.00	3/15/16	2,190,000		2,204,797
New York State Housing Finance
Agency, Housing Revenue (20
River Terrace) (Liquidity
Facility; FNMA and LOC; FNMA)	0.01	11/7/15	2,500,000	a	2,500,000
New York State Housing Finance
Agency, Housing Revenue (25
Washington Street) (LOC; M&T
Trust)	0.02	11/7/15	7,000,000	a	7,000,000
New York State Housing Finance
Agency, Housing Revenue (29
Flatbush Avenue) (LOC;
Landesbank Hessen-Thuringen
Gironzentrale)	0.02	11/7/15	4,500,000	a	4,500,000
New York State Housing Finance
Agency, Housing Revenue (29
Flatbush Avenue) (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	0.02	11/7/15	14,000,000	a	14,000,000

New York State Housing Finance
Agency, Housing Revenue (80
DeKalb Avenue) (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	0.02	11/7/15	6,000,000	a	6,000,000
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens) (LOC;
Citibank NA)	0.03	11/7/15	6,035,000	a	6,035,000
New York State Housing Finance
Agency, Housing Revenue (North
End Avenue) (Liquidity
Facility; FNMA and LOC; FNMA)	0.01	11/7/15	3,500,000	a	3,500,000
New York State Housing Finance
Agency, Service Contract
Revenue, Refunding (LOC; Bank
of America)	0.05	11/7/15	7,690,000	a	7,690,000
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)
(Liquidity Facility; JPMorgan
Chase Bank)	0.01	11/7/15	13,000,000	a	13,000,000
New York State Power Authority,
CP (Liquidity Facility:
JPMorgan Chase Bank,
Toronto-Dominion Bank, State
Street Bank and Trust Co. and
Wells Fargo Bank)	0.03	11/17/15	2,359,000		2,359,000
New York State Power Authority,
Revenue	5.00	11/15/15	2,015,000		2,018,943
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Revenue	5.00	4/1/16	1,080,000		1,101,617
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)	3.00	3/15/16	500,000		505,172

New York State Urban Development
Corporation, Service Contract
Revenue	5.00	1/1/16	2,355,000		2,374,346
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/16	620,000		630,991
North Hempstead,
GO Notes, Refunding	3.00	1/15/16	1,740,000		1,750,204
Orange County Industrial
Development Agency, Civic
Facility Revenue (Tuxedo Park
School Project) (LOC; M&T
Trust)	0.06	11/7/15	200,000	a	200,000
Putnam County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy of Putnam and
Southern Dutchess Project)
(LOC; TD Bank)	0.01	11/7/15	1,400,000	a	1,400,000
Rochester,
GO Notes, BAN	1.00	3/16/16	10,345,000		10,376,471
Saratoga County Capital Resource
Corporation, Revenue (The
Saratoga Hospital Project)
(LOC; HSBC Bank USA)	0.02	11/7/15	4,525,000	a	4,525,000
Sodus Central School District,
GO Notes, BAN	1.00	2/3/16	1,000,000		1,001,195
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties - Vanderbilt/Larned
Project) (LOC; M&T Trust)	0.06	11/7/15	1,705,000	a	1,705,000
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Crouse Health Hospital, Inc.
Project) (LOC; HSBC Bank USA)	0.02	11/7/15	985,000	a	985,000

Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(Liquidity Facility; Bank of
Tokyo-Mitsubishi UFJ, Ltd.)	0.01	11/7/15	6,000,000	a	6,000,000
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(LOC; State Street Bank and
Trust Co.)	0.01	11/7/15	3,735,000	a	3,735,000
Triborough Bridge and Tunnel
Authority, General Revenue,
Refunding (MTA Bridges and
Tunnels) (LOC; Wells Fargo
Bank)	0.01	11/2/15	1,400,000	a	1,400,000
West Genesee Central School
District, GO Notes, RAN	1.00	12/18/15	6,000,000		6,005,301

Total Investments (cost $431,970,442)			99.6%		431,970,442
Cash and Receivables (Net)			.4%		1,599,551
Net Assets			100.0%		433,569,993

a	Variable rate demand note - rate shown is the interest rate in effect at October 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, this security amounted to $6,250,000 or 1.4% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At October 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment In Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of October 31, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	431,970,442
Level 3 - Significant Unobservable Inputs	-
Total	431,970,442

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York Municipal Cash Management

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 22, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)